Long-Term Investments (Details) ¥ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Jun. 26, 2025	Apr. 30, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥)	Feb. 28, 2026 CNY (¥)	Apr. 30, 2022 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 shares	Mar. 31, 2023 CNY (¥)
Long-Term Investments [Line Items]
Equity method investments								¥ 5,417	¥ 5,350
Redemption of investment period					60 months			48 months
Investment gain								¥ 5,900
Reverse stock split	160-for-1									1-for-44
Better Choice Company Inc. [Member]
Long-Term Investments [Line Items]
Cash consideration | $				$ 200
Purchase price (in Shares) | shares				40,000
Wuhan Chunzhijin Information Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage								24.60%
Loan receivable											¥ 3,400
Waiving [Member]
Long-Term Investments [Line Items]
Equity interest, percentage											13.30%
Chunzhijin [Member]
Long-Term Investments [Line Items]
Equity interest, percentage								34.65%
Qingdao Shuangan Biotechnology Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage								6.20%
Percentage of equity interests transferred							0.31%
Cash consideration							¥ 800
Investment gain							¥ 370
Fair value of re-measured the investment								¥ 16,500
Unrealized securities holding gains and losses									1,300
Total consideration						¥ 15,500
Qingdao Shuangan [Member]
Long-Term Investments [Line Items]
Equity interest, percentage								5.90%
Beijing Petdog Technology Development Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage					23.64%
Cash consideration					¥ 50,000
Fair value of re-measured the investment								¥ 17,800	31,300
Unrealized securities holding gains and losses								13,500	1,600
Nanjing Animal Pharmaceutical [Member]
Long-Term Investments [Line Items]
Equity interest, percentage			3.33%
Fair value of re-measured the investment								12,700	11,900
Unrealized securities holding gains and losses								¥ 800	1,500
Carrying amount			¥ 16,000
Carrying value interest rate			8.00%
Accrued liabilities and other current liabilities									¥ 2,000
Repay principal loan		¥ 6,000
Amount of interest		800
Additional paid compensation		¥ 1,060
Maximum [Member]
Long-Term Investments [Line Items]
Purchase price (in Shares) | shares										40,000
Minimum [Member]
Long-Term Investments [Line Items]
Purchase price (in Shares) | shares										910